Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) (USD $)	12 Months Ended		208 Months Ended	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) [Line Items]
Inventory Valuation Reserves (in Dollars)	$ 0		$ 0	0
Research and Development Expense (in Dollars)	$ 0	$ 35,544	$ 2,935,949
Stock Options and Warrants [Member]
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,749,008	14,980,000		22,749,008	18,349,008
Convertible Debt Securities [Member]
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	52,530,562	6,603,582		342,363,359	27,402,673
Minimum [Member]
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	17 years			17 years
Maximum [Member]
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years			20 years